UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    January 28, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   $481057


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           common           02364J104     9032   689475 SH       SOLE                   515000            174475
AVX Corp.                      common           002444107      984   100450 SH       SOLE                   100000               450
American Express Co.           common           025816109     1525    43150 SH       SOLE                    40000              3150
Anheuser Busch Co.             common           035229103     1359    28082 SH       SOLE                     3210             24872
Apogent Technologies Inc.      common           03760A101     8679   417250 SH       SOLE                   383900             33350
Bandag, Inc. Cl. A             common           059815308     3852   111350 SH       SOLE                    99700             11650
Berkshire Hathaway Cl. A       common           084670108    11931      164 SH       SOLE                                        164
Berkshire Hathaway Cl. B       common           084670207     1997      824 SH       SOLE                                        824
Blair Corp.                    common           092828102     1521    65225 SH       SOLE                    40000             25225
Bristol Myers Squibb           common           110122108    21003   907275 SH       SOLE                   785100            122175
Cadbury Schweppes              common           127209302     3120   121825 SH       SOLE                   120000              1825
CenturyTel Inc.                common           156700106     1801    61300 SH       SOLE                                      61300
Chicago Rivet&Machine          common           168088102      301    13325 SH       SOLE                                      13325
Clorox                         common           189054109     8755   212238 SH       SOLE                   158672             53566
Coca-Cola Co.                  common           191216100     3068    70025 SH       SOLE                    35000             35025
Comcast Corp. A Spec           common           200300200      908    40200 SH       SOLE                    40000               200
Department 56, Inc.            common           249509100      742    57500 SH       SOLE                    32200             25300
Electronic Data Syst           common           285661104    17903   971425 SH       SOLE                   813200            158225
Emerson Electric Co.           common           291011104      936    18400 SH       SOLE                                      18400
Equifax Inc.                   common           294429105     1483    64100 SH       SOLE                                      64100
Ethan Allen Interiors          common           297602104     1773    51600 SH       SOLE                                      51600
Federal Home Loan              common           313400301    16884   285935 SH       SOLE                   201140             84795
Federal Nat'l Mtg.             common           313586109     6456   100350 SH       SOLE                   100200               150
First Data Corp.               common           319963104    16686   471226 SH       SOLE                   239400            231826
First Health Group             common           320960107    10308   423325 SH       SOLE                   360400             62925
Franklin Covey Co.             common           353469109      357   307600 SH       SOLE                   212600             95000
Gannett Company                common           364730101      936    13040 SH       SOLE                     1000             12040
Gemstar-TV Guide Int'l         common           36866W106     9279  2855100 SH       SOLE                  2373500            481600
General Electric Co.           common           369604103      232     9508 SH       SOLE                                       9508
Golden West Financial          common           381317106      718    10000 SH       SOLE                    10000
Great Lakes REIT Inc.          common           390752103      858    51550 SH       SOLE                    50000              1550
H&R Block                      common           093671105    11574   287915 SH       SOLE                   199000             88915
Henkel Ltd Prtnrsp             common           42550U109    19039   345600 SH       SOLE                   322425             23175
Hewlett-Packard Company        common           428236103     1220    70300 SH       SOLE                    70000               300
Home Depot                     common           437076102     2160    90150 SH       SOLE                    90000               150
Hunter Douglas NV SP           common           445681208     2196   300000 SH       SOLE                   300000
IMS Health                     common           449934108     2866   179100 SH       SOLE                   177400              1700
Instinet Group, Inc.           common           457750107     1100   260100 SH       SOLE                   200000             60100
Interpublic Group Co.          common           460690100    11182   794200 SH       SOLE                   569100            225100
Interstate Bakeries Corp.      common           46072H108     2292   150300 SH       SOLE                   150000               300
Johnson & Johnson              common           478160104     3370    62740 SH       SOLE                    22000             40740
Kimberly-Clark Corp.           common           494368103     1462    30800 SH       SOLE                    30000               800
Kraft Foods, Inc.              common           50075n104     9380   240950 SH       SOLE                   230200             10750
Kroger Co.                     common           501044101     1394    90225 SH       SOLE                    90000               225
Lancaster Colony Corp.         common           513847103    31751   812450 SH       SOLE                   632800            179650
Liberty Media Corp.A           common           530718105    43059  4816431 SH       SOLE                  4027679            788752
MBIA Inc.                      common           55262C100     5751   131125 SH       SOLE                   125200              5925
MGIC Investment                common           552848103     3346    81025 SH       SOLE                    75200              5825
Markel Corp.                   common           570535104     3136    15260 SH       SOLE                                      15260
Masco Corp.                    common           574599106     1631    77500 SH       SOLE                                      77500
McDonald's Corp.               common           580135101     1771   110150 SH       SOLE                   110000               150
Merck & Co. Inc.               common           589331107     3524    62250 SH       SOLE                    30000             32250
NICOR Inc.                     common           654086107    10661   313275 SH       SOLE                   296400             16875
PepsiCo Inc.                   common           713448108     7427   175910 SH       SOLE                   160300             15610
Pfizer Inc.                    common           717081103      486    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    11535   284595 SH       SOLE                   162150            122445
Procter & Gamble Co.           common           742718109     1670    19430 SH       SOLE                      700             18730
Prudential Financial           common           744320102     1587    50000 SH       SOLE                    50000
Russ Berrie & Co.              common           782233100     5202   154000 SH       SOLE                   113800             40200
Safeway Inc                    common           786514208     6659   285050 SH       SOLE                   270400             14650
Saucony Inc. Cl B              common           804120202     1641   176050 SH       SOLE                   129400             46650
Schering Plough Corp.          common           806605101      213     9600 SH       SOLE                                       9600
Schlumberger Limited           common           806857108      766    18200 SH       SOLE                                      18200
ServiceMaster Co.              common           81760N109     2230   200865 SH       SOLE                   161200             39665
Sherwin Williams Co.           common           824348106      711    25175 SH       SOLE                    25000               175
Torchmark Corp.                common           891027104     1012    27700 SH       SOLE                                      27700
Tribune Co. New                common           896047107     1432    31500 SH       SOLE                                      31500
Trizec Properties              common           89687P107    10554  1123925 SH       SOLE                  1060800             63125
Tupperware Corp.               common           899896104     2327   154300 SH       SOLE                   150000              4300
Tyco Int'l LTD                 common           902124106    56089  3283925 SH       SOLE                  2700000            583925
U.S. Bancorp                   common           902973106     6055   285365 SH       SOLE                   260649             24716
Unilever NV (NEW)              common           904784501    12262   198700 SH       SOLE                   187300             11400
United Technologies Corp.      common           913017109     2180    35200 SH       SOLE                    35200
Washington Mutual              common           939322103     5325   154200 SH       SOLE                   150000              4200
Waste Management Inc.          common           94106L109     2215    96625 SH       SOLE                    50000             46625
Wesco Financial Co.            common           950817106     2225     7180 SH       SOLE                                       7180